Leases - Summary of weighted average discount rate and weighted average remaining lease term of operating leases (Detail)	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	2.10%	2.90%
Weighted-average remaining lease term	5 years 3 months 18 days	6 years 10 months 24 days